Document Information			3 Months Ended
	Oct. 28, 2021	Aug. 30, 2021	Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type		8-K
Entity Registrant Name		CATALENT, INC.
Trading Symbol		CTLT
Local Phone Number		537-6200
City Area Code		(732)
Entity Address, Postal Zip Code		08873
Entity Address, State or Province		NJ
Entity Address, Address Line One		14 Schoolhouse Road
Entity Address, City or Town		Somerset,
Amendment Flag		false
Current Fiscal Year End Date	--06-30
Entity Tax Identification Number		20-8737688
Entity Central Index Key		0001596783
Entity File Number		001-36587
Document Period End Date	Nov. 02, 2021		Sep. 30, 2021
Entity Emerging Growth Company		false
Written Communications		false
Entity Incorporation, State or Country Code		DE
Soliciting Material		false
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Security Exchange Name		NYSE